Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Groups of Financial Instruments	The financial assets liabilities in the balance sheet are classified by groups of financial instruments pursuant to IFRS 9:
	December 31,
	2023	2022
	U.S. Dollars in thousands
Financial assets

Financial assets at fair value through profit or loss:
Foreign exchange forward contracts	8	-
Total Financial assets at fair value through profit or loss	$8	$-

Financial assets at fair value through other comprehensive income:
Cash flow hedges	141	-
Total Financial assets at fair value through other comprehensive income:	$141	$-

Financial assets at cost:
Cash and cash equivalent	55,641	34,258
Total Financial assets at cost	$55,641	$34,258

Total financial assets	$55,790	$34,258

Financial liabilities

Financial liabilities at fair value through profit or loss:
Foreign exchange forward contracts	-	4
Contingent consideration in business combination	21,855	23,534
Total financial liabilities at fair value through profit or loss	$21,855	$23,538

Financial liabilities at fair value through other comprehensive income:
Cash flow hedges	-	88
Total financial liabilities at fair value through other comprehensive income	$-	$88

Financial liabilities measured at amortized cost:

Assumed liabilities through business combination	46,375	61,016
Bank loans	-	17,407
Leases	8,822	3,193
Total financial liabilities measured at amortized cost	$55,197	$81,616

Total financial and lease liabilities	$77,052	$105,242

Schedule of Financial Liabilities Based on Contractual Undiscounted Payments	The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments:
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$24,804	-	-	-	-	24,804
Assumed liabilities (1)	11,996	4,152	4,261	7,836	18,130	46,375
Other accounts payables	8,261	-	-	-	-	8,261
Lease liabilities (including interest)	2,918	3,045	1,689	2,009	6,759	16,420

	$47,979	7,197	5,950	9,845	24,889	95,860
(1)	Due the nature of the account which include infinite payments for royalties and milestones to third parties the assumed liabilities reflect the discounted amount. see Note 18e

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$32,917	-	-	-	-	$32,917
Assumed liabilities	23,708	5,030	4,087	7,928	20,263	61,016
Other accounts payables	7,585	-	-	-	-	7,585
Bank loans (including interest)	4,841	4,677	4,580	4,111	-	18,208
Lease liabilities (including interest)	1,119	907	732	683	-	3,441

	$70,170	$10,614	$9,399	$12,722	$20,263	$123,167

Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities
	January 1, 2023	Payments	Foreign exchange fluctuation	New loans and leases	Business combination	Revaluation	Write off	December 31, 2023
	U.S. Dollars in thousands
Contingent consideration (1)	23,534	(3,000)	-	-	-	1,321		21,855
Assumed liabilities	61,016	(14,300)		-	-	(341)		46,375
Bank loans	17,407	(17,407)		-	-	-		-
Leases	3,193	(850)	(96)	6,682	-	-	(107)	8,822
Total	$105,150	$(35,557)	$(96)	$6,682	$-	$980	$(107)	$77,052
(1)

The contingent consideration fair value as of December 31, 2023, was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.4% and volatility of 15.17%. totaled $21,855 thousand.

Schedule of Fair Value of the Financial Assets and Liabilities	The following table demonstrates the carrying amount and fair value of the financial assets and liabilities presented in the financial statements not at fair value:
	Carrying Amount		Fair Value
	December 31,		December 31,
	2023	2022	2023	2022
	U.S. Dollars in thousands

Assumed liabilities	46,375	61,016	46,468	56,946
Bank loans	-	17,407	-	17,071
Leases	8,822	3,193	8,973	3,183
Total Financial liabilities	$55,197	$81,616	$55,441	$77,200

Schedule of Financial Assets (Liabilities) Measured at Fair Value	Financial assets (liabilities) measured at fair value:
Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands

December 31, 2023
Derivatives instruments	-	149	-
Contingent consideration(1)	-	-	(21,855)
	$-	$149	$(21,855)
Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands

December 31, 2022
Derivatives instruments	-	(92)	-
Contingent consideration(1)	-	-	(23,534)
	$-	$(92)	$(23,534)
(1)	For changes in Contingent Consideration see above

Schedule of Sensitivity Test to Changes in Interest Rate Risk	The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.
	December 31,
	2023	2022
	U.S. Dollars in thousands

Sensitivity test to changes in interest rate risk
Gain (loss) from change:
1% increase in basis points of SOFR	$-	$(13)
1% decrease in basis points of SOFR	$-	$13

Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(454)	$(57)
5% decrease in NIS	$454	$57
5% increase in Euro	$(271)	$(389)
5% decrease in Euro	$271	$389

Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments	Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9:
	December 31,
	2023	2022
	U.S. Dollars in thousands

In NIS:
Bank loans measured at amortized cost	$-	$-
Leases measured at amortized cost	6,275	3,193

	$6,275	$3,193
In USD:
Contingent consideration at fair value through profit or loss	21,855	23,534
Assumed liabilities measured at amortized cost	46,375	61,016
Bank loans measured at amortized cost	-	17,407
Leases measured at amortized cost (1)	2,547	-
	$70,777	$101,957
1	The balance does not include current maturities of lease of $134 thousand that was classified to other accounts receivables due to expected lease incentive.